Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Accrued payroll and welfare	$1,051,386	$968,416
Other payable for leasehold improvements	1,203,739	1,180,556
Accrued professional service expenses	202,615	257,897
Other current liabilities	464,886	361,543
Total	$2,922,626	$2,768,413